Average Annual Total Returns - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - Fidelity Global High Income Fund	Jun. 29, 2024
Fidelity Advisor Global High Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	5.54%
Past 5 years	2.81%
Past 10 years	2.94%
Fidelity Advisor Global High Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.86%
Past 5 years	1.05%
Past 10 years	0.95%
Fidelity Advisor Global High Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.23%
Past 5 years	1.39%
Past 10 years	1.36%
Fidelity Advisor Global High Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	8.12%
Past 5 years	2.88%
Past 10 years	2.75%
Fidelity Advisor Global High Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	5.54%
Past 5 years	2.81%
Past 10 years	2.94%
Fidelity Advisor Global High Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	10.21%
Past 5 years	3.91%
Past 10 years	3.62%
ML143
Average Annual Return:
Past 1 year	13.01%
Past 5 years	2.92%
Past 10 years	2.89%
F0585
Average Annual Return:
Past 1 year	12.25%
Past 5 years	4.02%
Past 10 years	3.72%